Schedule of property and equipment (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	$ 2,911
Additions	282
Depreciation	(562)	$ (237)
Transfer
Balance at September 30, 2025	2,631
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	39,552
Balance at September 30, 2025	39,834
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	(36,641)
Balance at September 30, 2025	(37,203)
Air craft and engines [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	1,363
Additions
Depreciation	(121)
Transfer	48
Balance at September 30, 2025	1,290
Air craft and engines [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	11,684
Balance at September 30, 2025	11,732
Air craft and engines [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	(10,321)
Balance at September 30, 2025	(10,442)
Radar and mapping equipment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	1,285
Additions	123
Depreciation	(402)
Transfer	120
Balance at September 30, 2025	1,126
Radar and mapping equipment [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	26,166
Balance at September 30, 2025	26,409
Radar and mapping equipment [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	(24,881)
Balance at September 30, 2025	(25,283)
Furniture and fixtures [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	28
Additions
Depreciation	(8)
Transfer
Balance at September 30, 2025	20
Furniture and fixtures [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	377
Balance at September 30, 2025	377
Furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	(349)
Balance at September 30, 2025	(357)
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	57
Additions	11
Depreciation	(31)
Transfer	4
Balance at September 30, 2025	41
Leasehold improvements [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	1,147
Balance at September 30, 2025	1,162
Leasehold improvements [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	(1,090)
Balance at September 30, 2025	(1,121)
Under construction [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	178
Additions	148
Depreciation
Transfer	(172)
Balance at September 30, 2025	154
Under construction [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024	178
Balance at September 30, 2025	154
Under construction [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Balance at December 31, 2024
Balance at September 30, 2025